VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2012 item		Dec. 31, 2011		Mar. 31, 2011	Dec. 31, 2012 Consolidated VIE's item	Dec. 31, 2011 Consolidated VIE's	Dec. 31, 2012 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG	Apr. 30, 2011 Arabian Amines Company
Identification of variable interest entities through investments and transactions
Number of joint ventures						4
Assets and liabilities of VIE
Current assets	$ 4,192		$ 3,761					$ 163	$ 140				$ 61
Property, plant and equipment, net	3,656	[1]	3,510	[1]		378	403	378	403				155
Other noncurrent assets	366	[1]	482	[1]		28	21	61	61
Deferred income taxes	229		163					45	45
Intangible assets	70	[1]	93	[1]		19	23	19	23				16
Goodwill	117		114					16	15				17
Total assets	8,870		8,330					682	687				249
Current liabilities	2,313		1,961					348	145				23
Long-term debt	3,414	[1]	3,730	[1]		77	264	82	269				93
Deferred income taxes	170		106					8	9				8
Other noncurrent liabilities	1,157	[1]	1,003	[1]		101	111	102	110				7
Total liabilities	7,653		7,239					540	533				131
Amount receivable after settlement of a dispute														11
Damages incurred due to the delayed initial acceptance of the plant														8
Reimbursement of capital expenditures for work left unfinished by the third party contractors														3
Total goodwill amount deductible for the tax purposes											12
Change in amount of goodwill due to a change in foreign currency exchange rate										1	2
Average useful life of all other intangible assets										18 years
Revenues											116
Earnings											7
Pro forma revenues											11,259	9,337
One time non cash gain											12
One-time noncash income tax expense recognized											2
Fair value of the noncontrolling interest					$ 61
Noncontrolling interest (as a percent)	100.00%												50.00%
Number of parents for which tax consequence adjustment is applicable	1
Huntsman share of joint venture (as a percent)										50.00%

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."